Term Deposits - Schedule of Term Deposits (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Term Deposit [Abstract]
Term deposits	$ 202,335	$ 95,673
Non-current	165	20,162
Current	202,170	75,511
Total	$ 202,335	$ 95,673